Information Concerning the Group's Consolidated Operations - Details of Operating Expenses by Nature (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Expense by nature [line Items]
Wages and salaries	$ (10,471)	$ (9,905)	$ (20,763)	$ (20,902)
Social charges on stock option grants	(49)	(83)	(439)	(364)
Non-cash stock based compensation expense	(1,282)	(830)	(2,258)	(1,717)
Personnel expenses	(11,802)	(10,818)	(23,460)	(22,983)
Total research and development expenses	(23,080)	(23,518)	(45,012)	(45,841)
Total selling, general and administrative expenses	(5,078)	(3,882)	(9,780)	(8,986)
Other operating income	378	685	804	721
Other operating expenses	0	0	0	0
Other operating income and (expense)	378	686	804	721
Research and Development Expenses [Member]
Expense by nature [line Items]
Wages and salaries	(8,821)	(8,315)	(17,485)	(17,567)
Social charges on stock option grants	(35)	(72)	(286)	(268)
Non-cash stock based compensation expense	(885)	(738)	(1,536)	(1,320)
Personnel expenses	(9,741)	(9,125)	(19,307)	(19,155)
Purchases and external expenses	(8,493)	(9,591)	(16,071)	(17,200)
Depreciation and amortization expenses (incl. right of use amortization)	(4,652)	(4,347)	(9,229)	(8,527)
Other	(194)	(454)	(405)	(961)
Total research and development expenses	(23,080)	(23,518)	(45,012)	(45,841)
Selling, General and Administrative Expenses [Member]
Expense by nature [line Items]
Wages and salaries	(1,650)	(1,591)	(3,277)	(3,335)
Social charges on stock option grants	(14)	(10)	(154)	(96)
Non-cash stock based compensation expense	(398)	(92)	(722)	(397)
Personnel expenses	(2,061)	(1,694)	(4,153)	(3,829)
Purchases and external expenses	(2,425)	(1,530)	(4,440)	(3,875)
Depreciation and amortization expenses (incl. right of use amortization)	(365)	(380)	(718)	(770)
Other	(227)	(278)	(469)	(512)
Total selling, general and administrative expenses	$ (5,078)	$ (3,882)	$ (9,780)	$ (8,986)